Per share amounts (Tables)	12 Months Ended
Dec. 31, 2020
Per share amounts
Schedule of determination of basic and diluted net earnings per share

Basic and diluted net (loss) earnings per share have been determined based on the following:

	Year Ended
	Dec 31, 2020	Dec 31, 2019
Net (loss) earnings	(1,517,427)	32,799

Basic weighted average shares outstanding (‘000s)	157,908	154,736
Dilutive impact of equity based compensation (‘000s)	—	1,359
Diluted weighted average shares outstanding (‘000s)	157,908	156,095

Basic loss per share	(9.61)	0.21
Diluted loss per share	(9.61)	0.21